Schedule of Fair Value of Liability-Classified Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Contractual term	5 years 9 months 18 days
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Expected volatility			54.80%
Risk-free rate			3.90%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Expected volatility			55.60%
Risk-free rate			4.40%
Liability Classified Warrants [Member]
Finite-Lived Intangible Assets [Line Items]
Stock price		$ 8.10	$ 10.60
Expected volatility		79.00%	55.70%
Risk-free rate		3.70%
Liability Classified Warrants [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Risk-free rate		3.50%
Contractual term		4 years 3 months 18 days	1 year 1 month 6 days
Liability Classified Warrants [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Risk-free rate		3.90%
Contractual term		4 years 10 months 24 days	5 years 1 month 6 days